Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Line Items]
Domestic and foreign net operating loss, capital loss and tax credit carryovers	$ 200
Deferred tax asset operating loss carryforwards	71
Valuation allowance	44	37
Net operating loss carryover expiration date	Our net operating loss carryovers expire through 2030
Expiration of tax credits	Our domestic alternative minimum tax credits have no expiration period and our foreign asset tax credits expire through 2017.
Net increase in valuation allowance	7	9
Income tax (benefit) provision - continuing and discountinued operations	(32)	(40)	(3)
Cash paid for income taxes, net of refunds received	4	5	7
Interest expense related to the unrecognized tax benefits	0.1	0.1	0.1
Interest accrued on unrecognized tax benefits	0.6	0.5
Statutory federal income tax rate	35.00%
Reductions due to expiration of certain statutes of limitation	0	7
Open tax years by major tax jurisdiction	The tax years that remain subject to examination by major tax jurisdictions generally include 2007-2010
Mexico
Income Taxes [Line Items]
Valuation allowance	38
Canada
Income Taxes [Line Items]
Valuation allowance	1
United States
Income Taxes [Line Items]
Valuation allowance	$ 5